SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
HKD To USD [Member]
IfrsStatementLineItems [Line Items]
Year End	0.128	0.128	0.128
Average Rate	0.128	0.128	0.129
CNY To USD [Member]
IfrsStatementLineItems [Line Items]
Year End	0.141	0.144	0.157
Average Rate	0.141	0.148	0.155
EUR To USD [Member]
IfrsStatementLineItems [Line Items]
Year End	1.110	1.066	1.132
Average Rate	1.099	1.052	1.182
PEN To USD [Member]
IfrsStatementLineItems [Line Items]
Year End	0.270	0.262	0.251
Average Rate	0.268	0.261	0.256